-------------------------------------------------------------------------------

[graphic]   ADVISOR CLASS SHARES               December 17,  2001
-------------------------------------------------------------------------------
                                   SUPPLEMENT

                        TO THE APRIL 30, 2001 PROSPECTUS
                              Updated June 1, 2001
-------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                                 [logo]
--------------------------------------------------------------------------------

On December 7, 2001, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Nicholas-Applegate Capital Management ("Nicholas-Applegate") as money manager of the International Equity Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of JPMorgan Fleming Asset Management, Inc. ("JPMorgan Fleming") as the money manager of the International Equity Fund, effective January 7, 2002. The appointment of JPMorgan Fleming will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and JPMorgan Fleming relating to the International Equity Fund is substantially similar to that between Accessor Capital, Accessor Funds and Nicholas-Applegate. Specifically, the fees paid to JPMorgan Fleming are based on the same fee schedule as that of Nicholas-Applegate. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Nicholas-Applegate will remain in effect until close of business on January 4, 2002. Beginning January 7, 2002, JPMorgan Fleming will make investment decisions for the assets of the International Equity Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the International Equity Fund's investment program with respect to these assets. JPMorgan Fleming is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the International Equity Fund's investment objective, policies and limitations.

-------------------------------------------------------------------------------

[graphic]ADVISOR CLASS SHARES  ACCESSOR ALLOCATION FUNDS    December 17,  2001
-------------------------------------------------------------------------------
                                   SUPPLEMENT

                        TO THE APRIL 30, 2001 PROSPECTUS
                              Updated June 1, 2001
-------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                                 [logo]
--------------------------------------------------------------------------------

On December 7, 2001, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Nicholas-Applegate Capital Management ("Nicholas-Applegate") as money manager of the International Equity Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of JPMorgan Fleming Asset Management, Inc. ("JPMorgan Fleming") as the money manager of the International Equity Fund, effective January 7, 2002. The appointment of JPMorgan Fleming will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and JPMorgan Fleming relating to the International Equity Fund is substantially similar to that between Accessor Capital, Accessor Funds and Nicholas-Applegate. Specifically, the fees paid to JPMorgan Fleming are based on the same fee schedule as that of Nicholas-Applegate. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Nicholas-Applegate will remain in effect until close of business on January 4, 2002. Beginning January 7, 2002, JPMorgan Fleming will make investment decisions for the assets of the International Equity Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the International Equity Fund's investment program with respect to these assets. JPMorgan Fleming is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the International Equity Fund's investment objective, policies and limitations.

-------------------------------------------------------------------------------

[graphic]   INVESTOR CLASS SHARES               December 17,  2001
-------------------------------------------------------------------------------
                                   SUPPLEMENT

                        TO THE APRIL 30, 2001 PROSPECTUS
                              Updated June 1, 2001
-------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                                 [logo]
--------------------------------------------------------------------------------

On December 7, 2001, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Nicholas-Applegate Capital Management ("Nicholas-Applegate") as money manager of the International Equity Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of JPMorgan Fleming Asset Management, Inc. ("JPMorgan Fleming") as the money manager of the International Equity Fund, effective January 7, 2002. The appointment of JPMorgan Fleming will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and JPMorgan Fleming relating to the International Equity Fund is substantially similar to that between Accessor Capital, Accessor Funds and Nicholas-Applegate. Specifically, the fees paid to JPMorgan Fleming are based on the same fee schedule as that of Nicholas-Applegate. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Nicholas-Applegate will remain in effect until close of business on January 4, 2002. Beginning January 7, 2002, JPMorgan Fleming will make investment decisions for the assets of the International Equity Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the International Equity Fund's investment program with respect to these assets. JPMorgan Fleming is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the International Equity Fund's investment objective, policies and limitations.

-------------------------------------------------------------------------------

[graphic]INVESTOR CLASS SHARES  ACCESSOR ALLOCATION FUNDS    December 17,  2001
-------------------------------------------------------------------------------
                                   SUPPLEMENT

                        TO THE APRIL 30, 2001 PROSPECTUS
                              Updated June 1, 2001
-------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                                 [logo]
--------------------------------------------------------------------------------

On December 7, 2001, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Nicholas-Applegate Capital Management ("Nicholas-Applegate") as money manager of the International Equity Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of JPMorgan Fleming Asset Management, Inc. ("JPMorgan Fleming") as the money manager of the International Equity Fund, effective January 7, 2002. The appointment of JPMorgan Fleming will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and JPMorgan Fleming relating to the International Equity Fund is substantially similar to that between Accessor Capital, Accessor Funds and Nicholas-Applegate. Specifically, the fees paid to JPMorgan Fleming are based on the same fee schedule as that of Nicholas-Applegate. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Nicholas-Applegate will remain in effect until close of business on January 4, 2002. Beginning January 7, 2002, JPMorgan Fleming will make investment decisions for the assets of the International Equity Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the International Equity Fund's investment program with respect to these assets. JPMorgan Fleming is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the International Equity Fund's investment objective, policies and limitations.